Employee benefit obligations - Schedule of defined benefit plans (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Employee Benefit Obligations	€ 46	€ 14
Defined pension benefits [Member]
Disclosure of defined benefit plans [line items]
Employee Benefit Obligations	18	0
Post-employment medical benefits [Member]
Disclosure of defined benefit plans [line items]
Employee Benefit Obligations	23	7
Defined contribution plans [Member]
Disclosure of defined benefit plans [line items]
Employee Benefit Obligations	5	7
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Disclosure of defined benefit plans [line items]
Employee benefit obligations, Non-current	45	14
Employee benefit obligations, Current	€ 1	€ 0